Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 12, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

(1933 Act Registration No. 33-20827)

(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of the Company, attached for filing under the Securities Act of 1933 (the “1933 Act”) is the Company’s Registration Statement on Form N-14.

This filing relates to the proposed acquisition of the assets and liabilities of the Company’s Robeco WPG 130/30 Large Cap Core Fund (the “Acquired Fund”) by the Company’s Robeco Boston Partners Long/Short Equity Fund (the “Acquiring Fund”). The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve a Plan of Reorganization pursuant to which all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund.

The annual update of the Company’s Registration Statement on Form N-1A (“Annual Update”) will be filed at the end of December 2008. As a result, an updated prospectus and statement of additional information for the Acquired Fund and Acquiring Fund will not be effective until that time. Accordingly, the Company’s Registration Statement on Form N-14 may not go automatically effective pursuant to Rule 488 of the 1933 Act. The Company plans to file a Pre-Effective Amendment to its Registration Statement on Form N-14 incorporating the updated prospectus and statement of additional information for the Acquired Fund and Acquiring Fund after the Annual Update is effective. At that time, the Company plans to request acceleration of the Registration Statement on Form N-14 pursuant to Rule 461(a) under the 1933 Act with an effective date of January 12, 2009. The Company will work with the staff toward this goal.

Securities and Exchange Commission

December 12, 2008

The Company has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940.

Questions and comments concerning this filing may be directed to the undersigned at 215-988-2867.

Very truly yours,

/s/ Michelle M. Lombardo
Michelle M. Lombardo